Loans and other financial assets at amortized cost, and loans and receivables_Changes in loss allowance on loans (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		₩ (1,830,242,000,000)	₩ (2,027,096,000,000)	₩ (2,478,057,000,000)
Beginning balance	[1]	(2,017,876,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		0
Transfer to lifetime expected credit losses		0
Transfer to credit-impaired financial assets		0
Net reversal (provision) of loss allowance		(374,566,000,000)
Recoveries of loans previously charged off		(237,050,000,000)
Charge off		737,540,000,000
Disposal		51,805,000,000
Unwinding effect		31,326,000,000
Others	[2]	30,745,000,000
Net reversal of provision (net provision)			(862,273,000,000)	(890,763,000,000)
Recoveries of written off loans			(180,907,000,000)	(309,488,000,000)
Charge off			887,169,000,000	1,357,201,000,000
Sales of loans and receivables			95,229,000,000	207,032,000,000
Unwinding effect			45,191,000,000	77,220,000,000
Others	[2]		212,445,000,000	9,759,000,000
Ending balance		(1,778,076,000,000)	(1,830,242,000,000)	(2,027,096,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(523,864,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(48,018,000,000)
Transfer to lifetime expected credit losses		26,850,000,000
Transfer to credit-impaired financial assets		224,215,000,000
Net reversal (provision) of loss allowance		(236,688,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	29,898,000,000
Ending balance		(527,607,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(368,743,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		45,362,000,000
Transfer to lifetime expected credit losses		(421,157,000,000)
Transfer to credit-impaired financial assets		229,141,000,000
Net reversal (provision) of loss allowance		38,968,000,000
Recoveries of loans previously charged off		0
Charge off		0
Disposal		270,000,000
Unwinding effect		0
Others	[2]	41,000,000
Ending balance		(476,118,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(1,125,269,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		2,656,000,000
Transfer to lifetime expected credit losses		394,307,000,000
Transfer to credit-impaired financial assets		(453,356,000,000)
Net reversal (provision) of loss allowance		(176,846,000,000)
Recoveries of loans previously charged off		(237,050,000,000)
Charge off		737,540,000,000
Disposal		51,535,000,000
Unwinding effect		31,326,000,000
Others	[2]	806,000,000
Ending balance		(774,351,000,000)
Consumers
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(187,645,000,000)	(163,858,000,000)	(203,433,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(131,275,000,000)	(73,356,000,000)
Recoveries of written off loans			(45,060,000,000)	(53,679,000,000)
Charge off			142,099,000,000	155,424,000,000
Sales of loans and receivables			898,000,000	2,055,000,000
Unwinding effect			8,643,000,000	10,319,000,000
Others	[2]		908,000,000	(1,188,000,000)
Ending balance			(187,645,000,000)	(163,858,000,000)
Consumers | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(101,479,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(9,848,000,000)
Transfer to lifetime expected credit losses		5,905,000,000
Transfer to credit-impaired financial assets		79,078,000,000
Net reversal (provision) of loss allowance		(86,224,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	(1,941,000,000)
Ending balance		(114,509,000,000)
Consumers | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(41,358,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		8,966,000,000
Transfer to lifetime expected credit losses		(7,183,000,000)
Transfer to credit-impaired financial assets		47,343,000,000
Net reversal (provision) of loss allowance		(56,164,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		33,000,000
Unwinding effect		0
Others	[2]	(5,000,000)
Ending balance		(48,368,000,000)
Consumers | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(117,168,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		882,000,000
Transfer to lifetime expected credit losses		1,278,000,000
Transfer to credit-impaired financial assets		(126,421,000,000)
Net reversal (provision) of loss allowance		(49,637,000,000)
Recoveries of loans previously charged off		(51,855,000,000)
Charge off		204,552,000,000
Disposal		1,633,000,000
Unwinding effect		7,945,000,000
Others	[2]	(1,115,000,000)
Ending balance		(129,906,000,000)
Corporates
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(1,355,806,000,000)	(1,498,842,000,000)	(1,686,194,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(539,222,000,000)	(536,359,000,000)
Recoveries of written off loans			(84,413,000,000)	(192,183,000,000)
Charge off			453,249,000,000	722,359,000,000
Sales of loans and receivables			65,145,000,000	113,177,000,000
Unwinding effect			36,548,000,000	66,901,000,000
Others	[2]		211,729,000,000	13,457,000,000
Ending balance			(1,355,806,000,000)	(1,498,842,000,000)
Corporates | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(365,251,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(24,324,000,000)
Transfer to lifetime expected credit losses		15,074,000,000
Transfer to credit-impaired financial assets		62,731,000,000
Net reversal (provision) of loss allowance		(68,381,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	31,840,000,000
Ending balance		(348,311,000,000)
Corporates | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(255,922,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		22,658,000,000
Transfer to lifetime expected credit losses		(407,780,000,000)
Transfer to credit-impaired financial assets		97,750,000,000
Net reversal (provision) of loss allowance		193,392,000,000
Recoveries of loans previously charged off		0
Charge off		0
Disposal		237,000,000
Unwinding effect		0
Others	[2]	46,000,000
Ending balance		(349,619,000,000)
Corporates | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(905,243,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		1,666,000,000
Transfer to lifetime expected credit losses		392,706,000,000
Transfer to credit-impaired financial assets		(160,481,000,000)
Net reversal (provision) of loss allowance		(94,004,000,000)
Recoveries of loans previously charged off		(127,630,000,000)
Charge off		290,109,000,000
Disposal		49,902,000,000
Unwinding effect		23,381,000,000
Others	[2]	1,921,000,000
Ending balance		(527,673,000,000)
Credit card
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		(182,065,000,000)	(155,372,000,000)	(145,810,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			(203,968,000,000)	(207,730,000,000)
Recoveries of written off loans			(51,366,000,000)	(44,393,000,000)
Charge off			228,640,000,000	242,561,000,000
Sales of loans and receivables			0	0
Unwinding effect			0	0
Others	[2]		1,000,000	0
Ending balance			(182,065,000,000)	(155,372,000,000)
Credit card | Stage 1
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(57,134,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		(13,846,000,000)
Transfer to lifetime expected credit losses		5,871,000,000
Transfer to credit-impaired financial assets		82,406,000,000
Net reversal (provision) of loss allowance		(82,083,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	(1,000,000)
Ending balance		(64,787,000,000)
Credit card | Stage 2
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(71,463,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		13,738,000,000
Transfer to lifetime expected credit losses		(6,194,000,000)
Transfer to credit-impaired financial assets		84,048,000,000
Net reversal (provision) of loss allowance		(98,260,000,000)
Recoveries of loans previously charged off		0
Charge off		0
Disposal		0
Unwinding effect		0
Others	[2]	0
Ending balance		(78,131,000,000)
Credit card | Stage 3
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance	[1]	(102,858,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Transfer to 12-month expected credit losses		108,000,000
Transfer to lifetime expected credit losses		323,000,000
Transfer to credit-impaired financial assets		(166,454,000,000)
Net reversal (provision) of loss allowance		(33,205,000,000)
Recoveries of loans previously charged off		(57,565,000,000)
Charge off		242,879,000,000
Disposal		0
Unwinding effect		0
Others	[2]	0
Ending balance		(116,772,000,000)
Others
Reconciliation of changes in allowance account for credit losses of financial assets [Line Items]
Beginning balance		₩ (104,726,000,000)	(209,024,000,000)	(442,620,000,000)
Changes in allowance account for credit losses of financial assets [Abstract]
Net reversal of provision (net provision)			12,192,000,000	(73,318,000,000)
Recoveries of written off loans			(68,000,000)	(19,233,000,000)
Charge off			63,181,000,000	236,857,000,000
Sales of loans and receivables			29,186,000,000	91,800,000,000
Unwinding effect			0	0
Others	[2]		(193,000,000)	(2,510,000,000)
Ending balance			₩ (104,726,000,000)	₩ (209,024,000,000)

[1]	The beginning balance was restated in accordance with IFRS 9.
[2]	Others consist of debt-equity swap, foreign currencies translation and etc.